Commitments And Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 461	[1]
2014	437
2015	413
2016	303
2017	118
Thereafter	20
Operating Leases, Future Minimum Payments Due	$ 1,752

[1]	Includes the estimated related-party lease payments of the $36,000 described in Note 11.